BORROWINGS - Long term borrowings (Details)	1 Months Ended						12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Debt Instrument [Line Items]
Amount repaid								$ 1,063,670	$ 2,417,192	$ 1,360,051
Current portion of longterm borrowings				$ 322,525					$ 322,525		$ 1,183,926
Borrowings from Shanghai Pudong Development Bank Co., Ltd., one
Debt Instrument [Line Items]
Amount borrowed																¥ 7,500,000	$ 1,149,442.90
Term of the debt																3 years	3 years
Interest rate (as a percent)																5.46%	5.46%
Amount repaid					¥ 375,000	$ 57,472.15	¥ 1,250,000	$ 191,573.82
Current portion of longterm borrowings	¥ 3,375,000						3,375,000				517,249.31
Borrowings from Shanghai Pudong Development Bank Co., Ltd., two
Debt Instrument [Line Items]
Amount borrowed														¥ 6,000,000	$ 919,554.32
Term of the debt														3 years	3 years
Interest rate (as a percent)														5.23%	5.23%
Amount repaid	1,000,000	$ 153,259.05	¥ 300,000	$ 45,977.72
Current portion of longterm borrowings	2,700,000						2,700,000				413,799.45
Borrowings from Shanghai Pudong Development Bank Co., Ltd., three
Debt Instrument [Line Items]
Amount borrowed												¥ 16,500,000	$ 2,528,774.39
Term of the debt												3 years	3 years
Interest rate (as a percent)												4.27%	4.27%
Current portion of longterm borrowings	¥ 1,650,000						¥ 1,650,000				$ 252,877.44